Contingent Consideration (Tables)	12 Months Ended
Dec. 31, 2023
Contingent Consideration [Abstract]
Schedule of Carrying Amount for the Reporting Periods	The carrying amounts for the reporting periods can be analyzed as follows:
Gross carrying amount	$
At January 1, 2022	5,681,603
Repayment	(2,000,000)
Remeasurement gain	(235,505)
Accretion of interest	243,657
At December 31, 2022	3,689,755
Remeasurement gain	(156,047)
Accretion of interest	159,904
At December 31, 2023	3,693,612